UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one):  [  ]  is a restatement.
                                       [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        NTV Asset Management, LLC
Address:     216 Brooks Street
             Suite 300
             Charleston, WV  25301

Form 13F File Number:  028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Setterstrom
Title:       Chief Compliance Officer
Phone:       (304) 353-9095

Signature, Place, and Date of Signing:

/s/  Karen Setterstrom       Charleston, West Virginia          May 5, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

 Form 13F File Number  Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    4,630,584

Form 13F Information Table Value Total:    202,602
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.  Form 13F File Number  Name

                                                     Form 13F INFORMATION TABLE

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          Column 1                   Column 2         Column 3     Column 4    Column 5  Column 6    Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
       NAME OF ISSUER                TITLE OF           CUSIP       VALUE      SHRS OR  INVESTMENT    OTHER      VOTING AUTHORITY
                                      CLASS                        (x$1000)    SH/PUT/  DISCRETION   MANAGERS
                                                                               PRN AMT
                                                                               PRN CALL                        SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies Inc                      Com      00846U101      581       19503       Sole                9503   10000
------------------------------------------------------------------------------------------------------------------------------------
Anglo Amern PLC                               ADR      03485P201      338       11381       Sole               11381       0
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Holdings LP      Unit Ltd Partn      01881G106      413        6526       Sole                6026     500
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                                   Com      002824100      273        4960       Sole                4760     200
------------------------------------------------------------------------------------------------------------------------------------
Aecom Technology Corp                         Com      00766T100      898       34550       Sole               34350     200
------------------------------------------------------------------------------------------------------------------------------------
Adobe Sys Inc                                 Com      00724F101      247        6950       Sole                6950       0
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing                     Com      053015103      646       15262       Sole               15012     250
------------------------------------------------------------------------------------------------------------------------------------
Autodesk Inc                                  Com      052769106      431       13700       Sole                   0   13700
------------------------------------------------------------------------------------------------------------------------------------
American Intl Group Inc                       Com      026874107      970       22435       Sole               15835    6600
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                                     Com      031162100      938       22456       Sole               19856    2600
------------------------------------------------------------------------------------------------------------------------------------
America Movil SAB De CV                Spon ADR L      02364W105      948       14898       Sole               14898       0
------------------------------------------------------------------------------------------------------------------------------------
Asia Pac Fd Inc                               Com      044901106      342       17350       Sole               17350       0
------------------------------------------------------------------------------------------------------------------------------------
Air Prods & Chems Inc                         Com      009158106     1380       15000       Sole                   0   15000
------------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Inc                          Com      017361106      357        7086       Sole                7086       0
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corporation                   Com      060505104     1788       47177       Sole               42877    4300
------------------------------------------------------------------------------------------------------------------------------------
Baxter Intl Inc                               Com      071813109     1089       18845       Sole                 445   18400
------------------------------------------------------------------------------------------------------------------------------------
Biotech Holdrs Tr                  Depostry Rcpts      09067D201      384        2215       Sole                2215       0
------------------------------------------------------------------------------------------------------------------------------------
BB&T Corp                                     Com      054937107    12156      379188     Shared              346560   32628
------------------------------------------------------------------------------------------------------------------------------------
Black Hills Corp                              Com      092113109      438       12250       Sole                   0   12250
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb Co                       Com      110122108      558       26205       Sole               18105    8100
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northn Santa Fe                    Com      12189T104      795        8630       Sole                8030     600
------------------------------------------------------------------------------------------------------------------------------------
BP PLC                              Sponsored ADR      055622104      666       10992       Sole                9792    1200
------------------------------------------------------------------------------------------------------------------------------------
Broadridge Finl Solutions                     Com      11133T103      217       12362       Sole               12300      62
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc Del                   Cl B      084670207      250          56       Sole                  24      32
------------------------------------------------------------------------------------------------------------------------------------
BT Group PLC                                  ADR      05577E101      706       16400       Sole               16400       0
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                                 Com      172967101      420       19615       Sole               10580    9035
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Chubb Corp                                    Com      171232101      197        4000       Sole                1000    3000
------------------------------------------------------------------------------------------------------------------------------------
Cerner Corp                                   Com      156782104      372       10000       Sole                   0   10000
------------------------------------------------------------------------------------------------------------------------------------
City Hldg Co                                  Com      177835105      810       20322     Shared               16322    4000
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy  Corp                       Com      165167107     1179       25555       Sole               25555       0
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive Co                          Com      194162103      867       11137       Sole                7937    3200
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp New                             Cl A      20030N101      489       25310       Sole               23810    1500
------------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc                                 Com      17275R102     1004       41711       Sole               29631   12080
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp                                      Com      126408103     1255       22390       Sole                 190   22200
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp New                              Com      166764100     2249       26354       Sole               22794    3560
------------------------------------------------------------------------------------------------------------------------------------
Citizens Communications                       Com      17453B101      335       32000       Sole               32000       0
------------------------------------------------------------------------------------------------------------------------------------
Dominion Res Inc VA New                       Com      25746U109      230        5640       Sole                3080    2560
------------------------------------------------------------------------------------------------------------------------------------
Du Pont E I De Nemours & Co                   Com      263534109      718       15365       Sole                2565   12800
------------------------------------------------------------------------------------------------------------------------------------
Diamonds Tr                            Unit Ser 1      252787106     3440       28105       Sole               18630    9475
------------------------------------------------------------------------------------------------------------------------------------
Disney Walt Co                                Com      254687106     1290       41115       Sole                3963   37152
------------------------------------------------------------------------------------------------------------------------------------
Wisdomtree Trust                   Intl SmCap Div      97717W760      945       15400       Sole               15400       0
------------------------------------------------------------------------------------------------------------------------------------
Dow Chem Co                                   Com      260543103      798       21669     Shared                5169   16500
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                 Sponsored ADR      251566105      374       22600       Sole               22600       0
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp New                          Com      26441C105      780       43739       Sole                2239   11500
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         DJ Sel Div Inx      464287168     1719       29712       Sole               28112    1600
------------------------------------------------------------------------------------------------------------------------------------
Ebay Inc                                      Com      278642103      362       12150       Sole               10000    2150
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         MSCI Emerg Mkt      464287234     3708       27600       Sole               16975   10625
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          MSCI Eafe Idx      464287465     6843       95184       Sole               67886   27298
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                           MSCI Grw Idx      464288885      292        4050       Sole                 850    3200
------------------------------------------------------------------------------------------------------------------------------------
Templeton Emerging Mkts Fd                    Com      880191101      301       15275       Sole               14275    1000
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp                                  Com      28336L109      250       15034       Sole                   0   15034
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Prods Partners                     Com      293792107      731       24639       Sole               24639       0
------------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                        MSCI Hong Kong      464286871      715       39850       Sole               39850       0
------------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                            MSCI Japan      464286848     1331      107600       Sole               77900   29700
------------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                         MSCI Malaysia      464286830      866       73100       Sole               70500    2600
------------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                           MSCI Taiwan      464286731      873       55100       Sole               47100    8000
------------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                        MSCI Utd Kingd      464286699      646       30000       Sole               30000       0
------------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                           MSCI  Korea      464286772      239        4290       Sole                4190     100
------------------------------------------------------------------------------------------------------------------------------------
Federated Invs Inc PA                        Cl B      314211103     1762       45000       Sole                   0   45000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Fiserv Inc                                    Com      337738108     1697       35293       Sole               21393   13900
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Med Care AG & Co          Sponsored ADR      358029106      540       10750       Sole               10200     550
------------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc                                 Com      302571104      551        8794       Sole                8674     120
------------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust                 Com      32054K103      708       22928       Sole               12100   10828
------------------------------------------------------------------------------------------------------------------------------------
France Telecom                      Sponsored ADR      35177Q105      705       21000       Sole               21000       0
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp                         Com      369550108      850       10200       Sole                 200   10000
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co                           Com      369604103     6741      182157       Sole              117534   64623
------------------------------------------------------------------------------------------------------------------------------------
General Mls Inc                               Com      370334104      296        4946       Sole                2400    2546
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc                       Com      38141G104      697        4220       Sole                4220       0
------------------------------------------------------------------------------------------------------------------------------------
Glaxosmithkline PLC                 Sponsored ADR      37733W105      491       11587       Sole                1587   10000
------------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares Inc                     Com      446150104      234       21832     Shared               21832       0
------------------------------------------------------------------------------------------------------------------------------------
Health Care REIT Inc                          Com      42217K106      877       19450       Sole               18600     850
------------------------------------------------------------------------------------------------------------------------------------
HCP Inc                                       Com      40414L109      278        8250       Sole                5100    3150
------------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                                Com      437076102     1046       37430       Sole               21380   16050
------------------------------------------------------------------------------------------------------------------------------------
Hartford Finl Svcs Group Inc                  Com      416515104      561        7414       Sole                7414       0
------------------------------------------------------------------------------------------------------------------------------------
Heniz H J Co                                  Com      423074103      550       11715       Sole               10515    1200
------------------------------------------------------------------------------------------------------------------------------------
Honeywell Intl Inc                            Com      438516106      868       15400       Sole               11400    4000
------------------------------------------------------------------------------------------------------------------------------------
Hospitality Pptys Tr              Com  Sh Ben Int      44106M102      362       10650       Sole                3550    7100
------------------------------------------------------------------------------------------------------------------------------------
Harris Corp Del                               Com      413875105      456        9400       Sole                9400       0
------------------------------------------------------------------------------------------------------------------------------------
Hershey Co                                    Com      427866108      267        7100       Sole                1900    5200
------------------------------------------------------------------------------------------------------------------------------------
Ishares Comex Gold Tr                     Ishares      464285105      605        6675       Sole                6675       0
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         NASDQ Bio Indx      464287556     2582       34090       Sole               27940    6150
------------------------------------------------------------------------------------------------------------------------------------
International Business Machs                  Com      459200101     2526       21923       Sole               15248    6675
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                            DJ US Utils      464287697      347        3778       Sole                3778       0
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       DJ EPAC Dividend      464288448     1192       28604       Sole               28404     200
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         S&P GSTI Semic      464287523      433        8750       Sole                8550     200
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         DJ Health Care      464288828      461        9800       Sole                9800       0
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley India Invs Fd                  Com      61745C105      200        5300       Sole                5300       0
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                             S&P MidCap      464287507     3971       51085       Sole               39500   11585
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         S&P MC 400 Grw      464287606     1732       21250       Sole               16100    5150
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         S&P SmlCap 600      464287804     1291       21555       Sole               14855    6700
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                           S&P Smlcp Gr      464287887      426        3450       Sole                3400      50
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Intel Corp                                    Com      458140100      983       46435       Sole               19935   26500
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       S&P Glb 100 Indx      464287572      930       12770       Sole                9475    3295
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         S&P 1500 Index      464287150      239        2040       Sole                2040       0
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          S&P 500 Value      464287408     1219       17610       Sole                3310   14300
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          S&P 500 Index      464287200      591        4472       Sole                4342     130
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                            S&P 500 Grw      464287309     2350       37481       Sole               15081   22400
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                        Russell 1000 Gr      464287614     1416       26025       Sole                7700   18325
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                           Russell 2000      464287655      758       11101       Sole                7976    3125
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                           Rusl 2000 Gr      464287648      833       11500       Sole                8500    3000
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         Russell Mcp Gr      464287481      531        5250       Sole                1750    3500
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                        Russell Mid Cap      464287499     1059       11330       Sole                2300    9030
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                            S&P Gbl Inf      464287291     1313       23225       Sole               22225    1000
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         DJ US Industrl      464287754      626        9155       Sole                7450    1705
------------------------------------------------------------------------------------------------------------------------------------
Nuveen Tax Adv Fltg Rate Fund                 Com      6706EV102      347       37500       Sole               37500       0
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                             Com      478160104     5001       77104       Sole               41054   36050
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co                          Com      46625H100      609       14197     Shared               13898     299
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partner       Ut Ltd Partner      494550106      328        6000       Sole                6000       0
------------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co                                  Com      191216100     2915       47904       Sole               16054   31850
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer Hldgs                Com New      50540R409     1987       26975       Sole               24200    2775
------------------------------------------------------------------------------------------------------------------------------------
L-3Communications Hldgs Inc                   Com      502424104     1366       12500       Sole               11100    1400
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         IBOXX Inv CPBD      464287242      245        2335       Sole                2335       0
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                                 Com      585055106     1970       40748       Sole               32748    8000
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch &  Co Inc                       Com      590188108      303        7450       Sole                6050    1400
------------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions Inc                    Com      58405U102      270        6182       Sole                 320    5862
------------------------------------------------------------------------------------------------------------------------------------
3M Co                                         Com      88579Y101      216        2728       Sole                1048    1680
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Co New                               Com      61166W101      323        2904       Sole                 178    2726
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                                Com      594918104     3331      117384       Sole               84300   33084
------------------------------------------------------------------------------------------------------------------------------------
Mylan Labs Inc                                Com      628530107      243       20961       Sole               20351     610
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq Stock Market                           Com      631103108      359        9300       Sole                9300       0
------------------------------------------------------------------------------------------------------------------------------------
Novartis A G                        Sponsored ADR      66987V109      785       15325       Sole               15325       0
------------------------------------------------------------------------------------------------------------------------------------
NYSE Euronext                                 Com      629491101      476        7725       Sole                5725    2000
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         S&P 100 Idx Fd      464287101     1608       26225       Sole               25850     375
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp                                   Com      68389X105      454       23225       Sole                3225   20000
------------------------------------------------------------------------------------------------------------------------------------
Powershares Global ETF Trust     Gbl Clean Energy      73936T615     1393       54500       Sole               52500    2000
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co Inc                      Com      729251108      263        6477       Sole                3237    3240
------------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                                   Com      713448108     2526       34986       Sole               31386    3600
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                                    Com      717081103     1017       48592       Sole               29592   19000
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co                           Com      742718109     5253       74974       Sole               35617   39357
------------------------------------------------------------------------------------------------------------------------------------
Powershares ETF Trust              Water Resource      73935X575      944       49109       Sole               45400    3709
------------------------------------------------------------------------------------------------------------------------------------
Powershares ETF Trust               Val Line Time      73935X682      967       61875       Sole               52400    9475
------------------------------------------------------------------------------------------------------------------------------------
Piedmont Nat Gas Inc                          Com      720186105      298       11383       Sole               11383       0
------------------------------------------------------------------------------------------------------------------------------------
Powershares ETF Trust              Dyn Netwkg Prt      73935X815      467       32000       Sole               31000    1000
------------------------------------------------------------------------------------------------------------------------------------
Powershares QQQ Trust                  Unit Ser 1      73935A104     2975       68064       Sole               40364   27700
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC                 Spons ADR A      780259206     2143       31075       Sole               27575    3500
------------------------------------------------------------------------------------------------------------------------------------
RGC Res Inc                                   Com      74955L103      915       33562       Sole                   0   33562
------------------------------------------------------------------------------------------------------------------------------------
Transocean Inc                                Ord      G90078109      219        1625       Sole                   0    1625
------------------------------------------------------------------------------------------------------------------------------------
Donnelley R R & Sons Co                       Com      257867101      726       23975       Sole               22275    1700
------------------------------------------------------------------------------------------------------------------------------------
Rydex ETF Trust                    S&P 500 Eq Trd      78355W106      618       14452       Sole               13552     900
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Co                               Com New      755111507      516        8000       Sole                   0    8000
------------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Corp                           Com      847560109      262       11543       Sole                6793    4750
------------------------------------------------------------------------------------------------------------------------------------
SEI Investments Co                            Com      784117103      410       16632       Sole               15932     700
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp                          Com      806605101      650       45117       Sole               16117   29000
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                              Com      806857108     5808       66760       Sole               39060   27700
------------------------------------------------------------------------------------------------------------------------------------
Southern Co                                   Com      842587107      647       18196       Sole               16196    2000
------------------------------------------------------------------------------------------------------------------------------------
SPDR Tr                                Unit Ser 1      78462F103     5595       42399       Sole               41649     750
------------------------------------------------------------------------------------------------------------------------------------
Stericycle                                    Com      858912108      301        5850       Sole                5400     450
------------------------------------------------------------------------------------------------------------------------------------
Sysco Corp                                    Com      871829107      737       25405       Sole               22905    2500
------------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                                      Com      00206R102     4293      112105       Sole               93548   18557
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceuticals Inds Ltd                 ADR      881624209     2690       58247       Sole               51647    6600
------------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific Inc                  Com      883556102      876       15425       Sole               15425       0
------------------------------------------------------------------------------------------------------------------------------------
Price T Rowe Group Inc                        Com      74144T108      713       14275       Sole               14275       0
------------------------------------------------------------------------------------------------------------------------------------
Texas Instrs Inc                              Com      882508104      305       10818       Sole                2518    8300
------------------------------------------------------------------------------------------------------------------------------------
United Bankshares Inc WV                      Com      909907107     1504       56463     Shared               56463       0
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service Inc                    Cl B      911312106      720        9861       Sole                7645    2216
------------------------------------------------------------------------------------------------------------------------------------
United Technologies  Corp                     Com      913017109     1102       16021       Sole               12813    3208
------------------------------------------------------------------------------------------------------------------------------------
Varian Med Sys Inc                            Com      92220P105     1850       39500       Sole               26700   12800
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications                        Com      92343V104     2228       61152       Sole               50521   10631
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co                                   Com      931422109      438       11500       Sole               10400    1100
------------------------------------------------------------------------------------------------------------------------------------
Waste Connections Inc                         Com      941053100      659       21442       Sole               18780    2662
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New                          Com      949746101      370       12736       Sole                5136    7600
------------------------------------------------------------------------------------------------------------------------------------
Windstream Corp                               Com      97381W104      264       22161       Sole               22110      51
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc Del                          Com      969457100      489       14850       Sole               14850       0
------------------------------------------------------------------------------------------------------------------------------------
Waste Mgmt Inc Del                            Com      94106L109     1952       58177       Sole               41227   16950
------------------------------------------------------------------------------------------------------------------------------------
Wesbanco Inc                                  Com      950810101      411       16667     Shared               13247    3420
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                                         Com      983024100      201        4831     Shared                3531    1300
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                              Com      30231G102     7351       86913       Sole               58071   28842
------------------------------------------------------------------------------------------------------------------------------------
Dentsply Intl Inc New                         Com      249030107     1590       41200       Sole               22550   18650
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Hldgs Inc                              Com      98956P102      222        2859       Sole                 899    1960
------------------------------------------------------------------------------------------------------------------------------------
                                                                   202602     4630584                        3386780 1243804
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